Share-based Compensation - Summary of aggregate option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Exercised (in shares)	0	0	2,097,750
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)			$ 145
Stock options
Number of options
Outstanding at beginning of the year (in shares)	223,932,653
Forfeited (in shares)	(283,900)
Outstanding at end of the year (in shares)	223,648,753	223,932,653
Options exercisable on end of the year (in shares)	220,981,727
Vested or expected to vest (in shares)	223,648,753
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.03
Forfeited (in dollars per share)	0.0002
Outstanding at end of the year (in dollars per share)	0.03	$ 0.03
Options exercisable on end of the year (in dollars per share)	0.03
Vested or expected to vest (in dollars per share)	$ 0.03
Weighted average remaining contractual term
Outstanding Weighted average remaining contractual term (in years)	2 years 7 months 20 days	3 years 4 months 20 days
Options exercisable on end of the year (in years)	2 years 7 months 2 days
Vested or expected to vest (in years)	2 years 7 months 20 days
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 0.05
Granted (in dollars per share)			$ 0.01
Forfeited (in dollars per share)	0.05
Outstanding at end of the year (in dollars per share)	0.05	$ 0.05
Options exercisable on end of the year (in dollars per share)	0.05
Vested or expected to vest (in dollars per share)	$ 0.05